Long-Term Investments - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equity Method Investments And Joint Ventures [Abstract]
Impairment loss	¥ 0	¥ 0